Notes to the cash flow statements - Cash and balances with central banks and restricted cash (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Cash and balances with central banks
Cash and cash at bank	$ 16,504	$ 15,865
Exchange settlement accounts	54,587	13,978
Regulatory deposits with central banks	262	286
Total cash and balances with central banks	71,353	30,129
Restricted cash
Restricted cash included in cash and balances with central banks	445	457
Parent Entity
Cash and balances with central banks
Cash and cash at bank	16,156	15,335
Exchange settlement accounts	46,412	9,892
Regulatory deposits with central banks	186	209
Total cash and balances with central banks	62,754	25,436
Restricted cash
Restricted cash included in cash and balances with central banks	$ 369	$ 380